Earnings Per Share - Computation of Basic EPS and Diluted EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basic:
Net income (loss) attributable to CNH Industrial		$ (252)	$ 253	$ 710
Weighted average common shares outstanding—basic		1,362	1,361	1,354
Basic earnings per share		$ (0.18)	$ 0.19	$ 0.52
Diluted:
Net income attributable to CNH Industrial		$ (252)	$ 253	$ 710
Weighted average common shares outstanding—basic		1,362	1,361	1,354
Effect of dilutive securities (when dilutive):
Stock compensation plans	[1]		2	6
Weighted average common shares outstanding—diluted		1,362	1,363	1,360
Diluted earnings per share		$ (0.18)	$ 0.19	$ 0.52

[1]	For the twelve months ended December 31, 2016, 2015, and 2014, 7.3 million, 7.9 million, and 8.9 million stock options were excluded from the computation of diluted earnings per share, respectively, due to an anti-dilutive impact. An additional 1.9 million shares of common stock outstanding at December 31, 2016 were excluded from the computation of diluted earnings per share due to the net loss position.